Share capital (Tables)	12 Months Ended
Jun. 30, 2019
Share capital.
Schedule of share capital

	Number of	Ordinary
	shares	shares
	(thousands)	£’000
At 1 July 2017	164,195	53
Employee share-based compensation awards—issue of shares	331	—
At 30 June 2018	164,526	53
Employee share-based compensation awards—issue of shares	45	—
At 30 June 2019	164,571	53